Hartford Alpha Capture SMID Cap ETF Investment Strategy - Hartford Alpha Capture SMID Cap ETF	Sep. 23, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund seeks to achieve its investment objective by investing primarily in common stocks of issuers located in the United States. Wellington Management Company LLP (“Wellington Management”), the Fund’s sub-adviser, chooses the Fund’s investments using fundamental research to identify undervalued companies in the marketplace relative to a variety of characteristics. Under normal circumstances, the Fund invests at least 80% of its assets in securities of small and mid-capitalization issuers. The Fund seeks to outperform the Russell 2500 Index. The Fund seeks to invest broadly across companies and industries. Based on market or economic conditions, the Fund may, through its normal stock selection process, focus on one or more sectors of the market. The Fund may trade securities actively. The Fund is a non-diversified fund, which means that it may invest its assets in a smaller number of issuers than a diversified fund.The Fund’s portfolio manager selects stocks from an investment universe populated by multiple fundamental equity investment teams at the sub-adviser, Wellington Management. Each fundamental equity investment team has a distinct investment philosophy and analytical process to identify securities. The Fund’s investment universe represents a wide range of investment philosophies, companies, industries and market capitalizations. The Fund’s portfolio manager selects a subset of securities from the investable universe for inclusion in the portfolio, seeking to include stocks that the fundamental equity investment teams believe are high conviction or otherwise offer attractive risk-return characteristics. The Fund’s portfolio manager also may invest a portion of the Fund’s assets in securities that the portfolio manager believes may complement the Fund’s total risk profile or support overall portfolio construction targets. The Fund’s portfolio manager does not allocate a set percentage to any investment approach or security but instead seeks a flexible and broad-based Fund profile consistent with the Fund’s overall focus on small and mid-capitalization securities. The portfolio manager also uses quantitative portfolio construction tools as part of the investment process. The Fund defines small- and mid-cap securities as companies with market caps within the collective range of the Russell 2500 Index. As of June 30, 2026, this range was approximately $8.53 million to $30.65 billion for the Russell 2500 Index. The market capitalization range of this index changes over time.